Income tax - Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Major components of tax expense (income) [abstract]
Profit before taxation		$ 356	$ 204		$ 20
Group weighted average tax rate	16.90%	16.90%	10.10%		13.40%
Tax expense/(benefit) at group weighted average rate		$ 60	$ 21		$ 3
Tax rate differential between weighted average tax rate and local statutory tax rate		16	(1)		(12)
Non-deductible expenses inclusive of non-taxable income		13	5		11
Dividends withholding tax		8	11		0
Brand license fees withholding tax		11	0		0
Deferred tax not recognized		12	45		26
Pillar two taxes	€ 750	6	0		0
Non-deductible DGC impairments		12	0		0
Total tax expense (income)		$ 138	$ 81	[1]	$ 28	[1]

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.